Federated Hermes Capital Income Fund
A Portfolio of Federated Hermes Income Securities Trust
CLASS A SHARES (TICKER CAPAX)
CLASS C SHARES (TICKER CAPCX)
CLASS F SHARES (TICKER CAPFX)
CLASS R SHARES (TICKER CAPRX)
INSTITUTIONAL SHARES (TICKER CAPSX)

SUPPLEMENT TO SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2026
Effective September 1, 2026, Steven A. Chiavarone will no longer serve as portfolio manager of the Fund. Accordingly, effective September 1, 2026, please remove all references to Mr. Chiavarone.
The other members of the portfolio management team will continue to manage the Fund.
May 7, 2026

Federated Hermes Capital Income Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q457239 (5/26)
© 2026 Federated Hermes, Inc.